Organization and Business Description (Details) - USD ($)				6 Months Ended
	Mar. 29, 2021	Mar. 25, 2021	Mar. 23, 2021	Mar. 31, 2023	Jul. 27, 2023
Organization and Business Description (Details) [Line Items]
Shares issued (in Shares)		5,000,000
Share price (in Dollars per share)		$ 0.003125
Public offering price (in Dollars per share)		$ 5
Gross proceeds			$ 28,750,000
Net Proceeds	$ 25,600,000
Ordinary shares par value					$ 0.01875
Over-Allotment Option [Member]
Organization and Business Description (Details) [Line Items]
Shares issued (in Shares)	750,000
Net Proceeds		$ 25,600,000
Common Stock [Member]
Organization and Business Description (Details) [Line Items]
Ordinary shares par value					$ 0.003125
Universe Inc [Member]
Organization and Business Description (Details) [Line Items]
Equity ownership percentage				100.00%
Universe Trade [Member]
Organization and Business Description (Details) [Line Items]
Equity ownership percentage				100.00%
Jiangxi [Member]
Organization and Business Description (Details) [Line Items]
Equity ownership percentage				100.00%
Universe Inc [Member]
Organization and Business Description (Details) [Line Items]
Entity incorporation date description				Universe Pharmaceuticals Inc. (“Universe INC” or the “Company”) was incorporated under the laws of the Cayman Islands on December 11, 2019 as an exempted company with limited liability.
Jiangxi Universe [Member]
Organization and Business Description (Details) [Line Items]
Entity incorporation date description				(“Jiangxi Universe”) was incorporated on March 2, 1998 in accordance with PRC laws and is engaged in the research and development and manufacturing of modernized traditional Chinese medicines.